Quarterly Holdings Report
for
Fidelity® SAI High Income Fund
January 31, 2026

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SAH-NPRT3-0426
1.9901446.104
Alternative Funds - 1.5%
	Shares	Value ($)
Fidelity Private Credit Company LLC (o)(p) (Cost $43,125,530)	4,386,949	41,218,021

Asset-Backed Securities - 0.2%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.0%
Golub Cap Partners Clo 76 B Ltd Series 2024-76A Class E, CME Term SOFR 3 month Index + 5.75%, 9.418% 10/25/2037 (d)(f)(g)	175,000	176,495
GRAND CAYMAN (UK OVERSEAS TER) - 0.2%
Ares Loan Funding VII Ltd Series 2024-ALF7A Class E, CME Term SOFR 3 month Index + 6.25%, 9.9192% 10/22/2037 (d)(f)(g)	141,000	141,112
Arini US Clo II Ltd Series 2025-2A Class E, CME Term SOFR 3 month Index + 5.65%, 9.3222% 3/31/2038 (d)(f)(g)	150,000	153,193
Balboa Bay Loan Funding 2025-1 Ltd Series 2025-1A Class D2, CME Term SOFR 3 month Index + 4.15%, 8.209% 7/20/2038 (d)(f)(g)	209,000	213,691
Balboa Bay Loan Funding 2025-1 Ltd Series 2025-1A Class E, CME Term SOFR 3 month Index + 5.75%, 9.4176% 7/20/2038 (d)(f)(g)	150,000	152,703
Bbam US Clo III Ltd Series 2025-3A Class DR, CME Term SOFR 3 month Index + 5.2%, 8.8722% 10/15/2038 (d)(f)(g)	179,000	178,060
Birch Grove Clo 12 Ltd Series 2025-12A Class D1, CME Term SOFR 3 month Index + 2.75%, 6.4192% 4/22/2038 (d)(f)(g)	225,000	226,237
Birch Grove Clo 5 LLC Series 2024-5A Class ER, CME Term SOFR 3 month Index + 6.75%, 10.4176% 10/20/2037 (d)(f)(g)	108,000	108,616
Carlyle US Clo 2025-2 Ltd Series 2025-2A Class E, CME Term SOFR 3 month Index + 6.75%, 11.046% 7/25/2038 (d)(f)(g)	250,000	257,542
Carlyle US Clo Ltd Series 2024-6A Class E, CME Term SOFR 3 month Index + 5.75%, 9.418% 10/25/2037 (d)(f)(g)	150,000	151,701
Carval Clo Xi-C Ltd Series 2024-3A Class E, CME Term SOFR 3 month Index + 6.35%, 10.0176% 10/20/2037 (d)(f)(g)	150,000	152,186
CIFC Funding Ltd Series 2025-4A Class D2R, CME Term SOFR 3 month Index + 3.75%, 7.4176% 1/17/2038 (d)(f)(g)	125,000	125,186
Croton Pk Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.55%, 9.2222% 10/15/2036 (d)(f)(g)	285,000	287,223
Diameter Cap Clo 7 Ltd / Diameter Cap Clo 7 LLC Series 2024-7A Class D, CME Term SOFR 3 month Index + 6.1%, 9.7676% 7/20/2037 (d)(f)(g)	285,000	288,453
Flatiron Rr Clo 30 Ltd Series 2025-30A Class E, CME Term SOFR 3 month Index + 5.25%, 8.9222% 4/15/2038 (d)(f)(g)	228,000	230,154
Garnet CLO Ltd Series 2025-1A Class E, CME Term SOFR 3 month Index + 6.25%, 9.9176% 7/20/2037 (d)(f)(g)	100,000	101,639
Madison Park Funding LXXII Ltd Series 2025-72A Class D2, 8.345% 7/23/2038 (d)	150,000	153,322
Magnetite Xxix Ltd Series 2024-29A Class ER, CME Term SOFR 3 month Index + 6%, 9.6722% 7/15/2037 (d)(f)(g)	112,000	113,456
Midocean Cr Clo Xix Series 2025-19A Class E, CME Term SOFR 3 month Index + 6.25%, 9.9176% 7/20/2036 (d)(f)(g)	203,000	204,506
Midocean Cr Clo Xvi Series 2024-16A Class E, CME Term SOFR 3 month Index + 6.25%, 9.9176% 10/20/2037 (d)(f)(g)	127,000	128,121
Orchard Park Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.6%, 9.2676% 10/20/2037 (d)(f)(g)	248,000	250,410
Palmer Square Clo Ltd Series 2025-2A Class DR2, CME Term SOFR 3 month Index + 4.14%, 7.8122% 2/15/2038 (d)(f)(g)	103,000	102,927
Palmer Square Loan Funding 2025-2 Ltd Series 2025-2A Class D, CME Term SOFR 3 month Index + 4.5%, 8.1722% 7/15/2033 (d)(f)(g)	250,000	250,173
Palmer Square Loan Funding Ltd Series 2024-2A Class D, CME Term SOFR 3 month Index + 4.7%, 8.3722% 1/15/2033 (d)(f)(g)	285,000	285,047
Pikes Peak Clo 1 Series 2025-12A Class D2R, CME Term SOFR 3 month Index + 3.8%, 7.4676% 4/20/2038 (d)(f)(g)	100,000	100,031
Rr 31 Ltd Series 2024-31A Class D, CME Term SOFR 3 month Index + 6%, 9.6722% 10/15/2039 (d)(f)(g)	150,000	153,103
Silver Point CLO 15 Ltd Series 2026-15A Class F, CME Term SOFR 3 month Index + 7.25%, 7.13% 1/15/2039 (c)(d)(f)(g)	100,000	98,999
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		4,607,791
UNITED STATES - 0.0%
Diameter Capital Clo 1 Ltd Series 2024-1A Class DR, CME Term SOFR 3 month Index + 6.15%, 9.8222% 10/15/2037 (d)(f)(g)	250,000	253,766
Hilton Grand Vacations Trust Series 2025-3EXT Class D, 7.38% 10/25/2044 (d)	474,989	475,794
Obra Homes Finance LLC Series 2024-1A Class E, CME Term SOFR 3 month Index + 6.75%, 10.4176% 1/20/2038 (d)(f)(g)	150,000	152,250
TOTAL UNITED STATES		881,810
TOTAL ASSET-BACKED SECURITIES (Cost $5,613,504)		5,666,096

Bank Loan Obligations - 8.9%
	Principal Amount (a)	Value ($)
COLOMBIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Canacol Energy Ltd Tranche DIP 1LN, term loan CME Term SOFR 3 month Index + 9%, 13% 6/30/2026 (c)(e)(f)(g)	733,607	733,607
FINLAND - 0.1%
Materials - 0.1%
Paper & Forest Products - 0.1%
Ahlstrom Holding 3 Oy Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.1836% 5/23/2030 (e)(f)(g)	2,035,221	2,035,730
FRANCE - 0.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Altice France SA Tranche B13 1LN, term loan CME Term SOFR 1 month Index + 5.375%, 9.0472% 5/14/2029 (e)(f)(g)	287,934	287,844
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 1 month Index + 6.875%, 10.5472% 5/31/2031 (e)(f)(g)	3,851,209	3,902,546

TOTAL FRANCE		4,190,390
LUXEMBOURG - 0.0%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.6722% 10/31/2027 (e)(f)(g)	243,744	185,732
NETHERLANDS - 0.1%
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.9336% 8/30/2028 (e)(f)(g)	5,282,841	2,159,361
SWITZERLAND - 0.1%
Materials - 0.1%
Chemicals - 0.1%
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1975% 11/15/2030 (e)(f)(g)	2,971,283	2,583,174
UNITED KINGDOM - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
EG America LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 1/29/2031 (e)(f)(g)(h)	3,765,000	3,755,588
UNITED STATES - 8.3%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.5%
Connect Holding II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.4212% 10/3/2031 (e)(f)(g)	526,465	369,184
Connect Holdings LLC Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.9244% 4/3/2031 (e)(f)(g)	5,709,000	5,207,864
Lumen Technologies Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 6.1364% 4/16/2029 (e)(f)(g)	272,903	272,016
Lumen Technologies Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 0% 4/15/2030 (e)(f)(g)(h)	4,666,111	4,650,946
Uniti Services LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6719% 10/6/2032 (e)(f)(g)	1,355,000	1,354,999
		11,855,009
Media - 0.1%
CMG Media Corp Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.2719% 6/18/2029 (e)(f)(g)	3,440,939	3,208,676
TOTAL COMMUNICATION SERVICES		15,063,685
Consumer Discretionary - 2.5%
Diversified Consumer Services - 0.7%
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.0217% 3/4/2028 (e)(f)(g)	18,805,956	15,148,198
TKC Holdings Inc 1LN, term loan 13.5% 2/15/2027 (e)(f)	3,272,277	3,280,457
		18,428,655
Hotels, Restaurants & Leisure - 1.1%
Horizon US Finco LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1975% 10/31/2031 (e)(f)(g)	5,687,011	5,573,271
MajorDrive Holdings IV LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9336% 6/1/2028 (e)(f)(g)	5,046,038	4,793,736
Sizzling Platter LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.6719% 7/2/2032 (e)(f)(g)	4,348,600	4,035,153
Sizzling Platter LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 5% 7/2/2032 (e)(f)(g)(j)	185,400	172,036
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9285% 12/30/2026 (e)(f)(g)	14,675,530	14,100,689
United PF Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 8.5%, 12.4285% 12/30/2026 (e)(f)(g)	454,010	439,255
		29,114,140
Household Durables - 0.4%
TGP Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0219% 6/29/2028 (e)(f)(g)	6,100,968	5,659,441
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4108% 10/1/2032 (e)(f)(g)	4,007,000	4,001,991
		9,661,432
Specialty Retail - 0.3%
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5212% 6/6/2031 (e)(f)(g)	5,110,862	4,909,392
SGUS LLC 1LN, term loan 14.65% 7/15/2026 (c)(e)(f)	1,008,000	907,200
SGUS LLC term loan 10% 7/15/2026 (c)(e)(f)	611,648	183,494
SGUS LLC Tranche FIRST OUT DIP PIK, term loan CME Term SOFR 3 month Index + 10%, 14.65% 7/15/2026 (c)(e)(f)(g)	70,560	63,504
SGUS LLC Tranche THIRD OUT, term loan CME Term SOFR 3 month Index + 8%, 11.6722% 7/15/2026 (c)(e)(f)(g)	1,591,009	278,427
Staples Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 9.6038% 9/4/2029 (e)(f)(g)	2,865,986	2,731,457
		9,073,474
TOTAL CONSUMER DISCRETIONARY		66,277,701
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
C&S Wholesale Grocers Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.6719% 9/20/2030 (e)(f)(g)	3,301,725	3,260,453
Food Products - 0.0%
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 8.15%, 0% (e)(f)(g)(i)	46,174	21,625
Del Monte Foods Corp II Inc Tranche FLFO B 1LN, term loan CME Term SOFR 3 month Index + 8%, 0% (e)(f)(g)(i)	13,352	6,252
Del Monte Foods Corp II Inc Tranche TLA DIP, term loan CME Term SOFR 3 month Index + 9.5%, 13.2802% 3/30/2026 (e)(f)(g)	116,013	110,213
Del Monte Foods Corp II Inc Tranche TLB DIP ROLLUP, term loan CME Term SOFR 3 month Index + 9.5%, 13.2772% 3/30/2026 (c)(e)(f)(g)	154,020	120,136
		258,226
TOTAL CONSUMER STAPLES		3,518,679
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Mesquite Energy Inc 1LN, term loan 0% (c)(e)(f)(i)	1,620,000	0
Mesquite Energy Inc 1LN, term loan 3 month U.S. LIBOR + 8%, 0% (c)(e)(f)(g)(i)	3,800,000	1
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.5699% 10/30/2028 (e)(f)(g)	27,593,405	10,726,936
TOTAL ENERGY		10,726,937
Health Care - 0.8%
Biotechnology - 0.0%
BioMarin Pharmaceutical Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 0% 1/28/2033 (e)(f)(g)(h)	1,180,000	1,180,000
Health Care Providers & Services - 0.2%
Cano Health LLC Tranche INITIAL EXCHANGE TERM LOANS 1LN, term loan CME Term SOFR 3 month Index + 10%, 13.6719% 6/28/2029 (c)(e)(f)(g)	1,052,039	810,070
HAH Group Holding Co LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.6719% 9/24/2031 (e)(f)(g)	2,608,558	2,345,538
ModivCare Inc Tranche EXIT 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.6898% 12/29/2030 (c)(e)(f)(g)	501,013	461,558
Team Public Choices LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 0% 1/31/2033 (e)(f)(g)(h)	1,180,000	1,168,200
		4,785,366
Pharmaceuticals - 0.6%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 9.9219% 10/8/2030 (e)(f)(g)	15,329,755	14,929,035
TOTAL HEALTH CARE		20,894,401
Industrials - 1.0%
Building Products - 0.2%
Cornerstone Building Brands Inc 1LN, term loan CME Term SOFR 1 month Index + 5.625%, 9.3052% 8/1/2028 (e)(f)(g)	905,333	695,296
Cornerstone Building Brands Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0302% 4/12/2028 (e)(f)(g)	5,871,734	4,516,362
		5,211,658
Commercial Services & Supplies - 0.8%
Artera Services LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1719% 2/15/2031 (e)(f)(g)	1,800,628	1,445,652
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.3538% 8/1/2030 (e)(f)(g)	6,462,743	5,694,129
CSC Serviceworks Inc Tranche NEW $ FLFO TL, term loan CME Term SOFR 3 month Index + 5.5%, 9.101% 9/30/2030 (c)(e)(f)(g)	3,213,258	3,245,391
Neptune Bidco US Inc Tranche A 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.5169% 10/11/2028 (e)(f)(g)	501,796	500,922
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 0% 1/28/2033 (e)(f)(g)(h)	5,350,000	5,260,816
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.7669% 4/11/2029 (e)(f)(g)	4,583,857	4,579,732
		20,726,642
Machinery - 0.0%
Columbus McKinnon Corp/NY Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 0% 1/21/2033 (e)(f)(g)(h)	1,255,000	1,245,587
TOTAL INDUSTRIALS		27,183,887
Information Technology - 1.1%
IT Services - 0.8%
Constant Contact Inc 2LN, term loan CME Term SOFR 3 month Index + 7.5%, 11.4338% 2/12/2029 (e)(f)(g)	351,000	308,589
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9338% 2/10/2028 (e)(f)(g)	4,323,120	4,045,705
X Corp 1LN, term loan 9.5% 10/26/2029 (e)	5,089,000	5,260,754
X Corp Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 10.4475% 10/26/2029 (e)(f)(g)	10,466,050	10,442,083
		20,057,131
Software - 0.3%
Finastra USA Inc 1LN, term loan CME Term SOFR 1 month Index + 7.25%, 10.9732% 9/13/2029 (c)(e)(f)(g)	814,832	814,831
Polaris Newco LLC Tranche PIK TERM 2LN, term loan CME Term SOFR 1 month Index + 9%, 12.9224% 6/4/2029 (e)(f)(g)	1,365,000	1,248,402
X.AI LLC 1LN, term loan 12.5% 6/28/2030 (e)	985,050	1,065,499
X.AI LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 7.25%, 11.1219% 6/28/2030 (e)(f)(g)	6,072,797	6,175,306
		9,304,038
TOTAL INFORMATION TECHNOLOGY		29,361,169
Materials - 1.5%
Chemicals - 1.3%
American Rock Salt Co LLC 1LN, term loan 2% 6/12/2028 (e)(f)(j)	70,890	70,978
American Rock Salt Co LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.084% 6/9/2028 (e)(f)(g)	558,308	471,770
American Rock Salt Co LLC 1LN, term loan CME Term SOFR 3 month Index + 7%, 11.0576% 6/12/2028 (e)(f)(g)	269,649	269,986
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 7.6969% 7/3/2028 (e)(f)(g)	8,218,958	6,929,650
Hexion Holdings Corp 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6712% 3/15/2029 (e)(f)(g)	6,565,050	6,420,422
Hexion Inc 2LN, term loan CME Term SOFR 1 month Index + 7.4375%, 11.2094% 3/15/2030 (e)(f)(g)	1,756,059	1,678,143
INEOS US Petrochem LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.0219% 4/2/2029 (e)(f)(g)	5,929,406	4,096,212
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.4168% 8/25/2031 (e)(f)(g)	5,981,233	5,906,467
TPC Group Inc 1LN, term loan CME Term SOFR 1 month Index + 5.75%, 9.3856% 12/16/2031 (e)(f)(g)	2,926,313	2,599,181
Tronox Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1719% 9/30/2031 (e)(f)(g)	5,537,237	4,472,869
		32,915,678
Containers & Packaging - 0.2%
BradyPlus Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1898% 12/29/2032 (e)(f)(g)	6,145,000	6,104,013
TOTAL MATERIALS		39,019,691
Utilities - 0.4%
Independent Power and Renewable Electricity Producers - 0.4%
MRP Buyer LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9219% 6/4/2032 (e)(f)(g)	4,829,699	4,796,520
MRP Buyer LLC Tranche DD 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 5.4615% 6/4/2032 (e)(f)(g)(j)	615,301	611,073
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.1719% 3/29/2030 (e)(f)(g)	4,877,388	4,859,097
TOTAL UTILITIES		10,266,690
TOTAL UNITED STATES		222,312,840
TOTAL BANK LOAN OBLIGATIONS (Cost $251,530,116)		237,956,422

Common Stocks - 2.6%
	Shares	Value ($)
COLOMBIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Canacol Energy Ltd (b)(c)	115,100	129,331
FRANCE - 0.0%
Communication Services - 0.0%
Media - 0.0%
Altice France Holding SA (c)	207,120	3,149,889
Altice France Holding SA rights (b)(c)(d)	5,563	62,512

TOTAL FRANCE		3,212,401
TANZANIA - 0.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Helios Towers PLC (b)	1,701,562	4,028,015
UNITED STATES - 2.4%
Communication Services - 0.2%
Entertainment - 0.2%
Warner Bros Discovery Inc (b)	162,800	4,483,512
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Southeastern Grocers LLC rights (b)(c)	1,184,833	46,422
Energy - 1.8%
Oil, Gas & Consumable Fuels - 1.8%
Hess Midstream LP Class A	133,200	4,724,604
Mesquite Energy Inc (b)(c)	204,784	42,136,356
TOTAL ENERGY		46,860,960
Health Care - 0.2%
Health Care Equipment & Supplies - 0.0%
Anteris Technologies Global Corp (b)	191,100	1,140,867
Health Care Providers & Services - 0.2%
Cano Health LLC (b)(c)	153,538	2,006,742
Cano Health LLC warrants 6/28/2029 (b)(c)	8,312	29,674
Modivcare Buyer LLC (c)	64,995	357,472
Surgery Partners Inc (b)	188,700	2,804,082
		5,197,970
TOTAL HEALTH CARE		6,338,837
Information Technology - 0.2%
IT Services - 0.1%
GTT Communications Inc (b)(c)	89,354	2,990,678
Semiconductors & Semiconductor Equipment - 0.1%
ON Semiconductor Corp (b)	46,000	2,754,940
TOTAL INFORMATION TECHNOLOGY		5,745,618
TOTAL UNITED STATES		63,475,349
TOTAL COMMON STOCKS (Cost $35,448,500)		70,845,096

Convertible Corporate Bonds - 2.1%
	Principal Amount (a)	Value ($)
CAMEROON - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Golar LNG Ltd 2.75% 12/15/2030 (d)	3,115,000	3,135,247
UNITED STATES - 2.0%
Communication Services - 0.8%
Media - 0.8%
EchoStar Corp 3.875% 11/30/2030 pay-in-kind (f)	6,146,054	21,315,284
Financials - 0.4%
Financial Services - 0.4%
Redfin Corp 0.5% 4/1/2027	11,283,000	10,690,643
Information Technology - 0.6%
Semiconductors & Semiconductor Equipment - 0.2%
MKS Inc 1.25% 6/1/2030	1,591,000	2,675,971
ON Semiconductor Corp 0% 5/1/2027 (m)	1,274,000	1,607,901
Wolfspeed Inc 2.5% 6/15/2031	1,043,000	1,415,873
Wolfspeed Inc 2.5% 6/15/2031 (d)	601,000	815,857
		6,515,602
Software - 0.4%
Riot Platforms Inc 0.75% 1/15/2030	5,647,000	7,433,540
Terawulf Inc 0% 5/1/2032 (d)(m)	3,430,000	3,226,258
		10,659,798
TOTAL INFORMATION TECHNOLOGY		17,175,400
Utilities - 0.2%
Electric Utilities - 0.2%
PG&E Corp 4.25% 12/1/2027	4,732,000	4,805,345
TOTAL UNITED STATES		53,986,672
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $38,853,623)		57,121,919

Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
UNITED STATES - 0.2%
Financials - 0.2%
Financial Services - 0.2%
Acrisure Holdings Inc Series A-2 (c) (Cost $3,992,488)	165,801	4,596,004

Non-Convertible Corporate Bonds - 78.1%
		Principal Amount (a)	Value ($)
AUSTRALIA - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
Mineral Resources Ltd 7% 4/1/2031 (d)		1,460,000	1,534,395
Mineral Resources Ltd 8% 11/1/2027 (d)		3,230,000	3,303,066
Mineral Resources Ltd 8.5% 5/1/2030 (d)		3,945,000	4,089,532
Mineral Resources Ltd 9.25% 10/1/2028 (d)		1,600,000	1,680,655

TOTAL AUSTRALIA			10,607,648
BAILIWICK OF JERSEY - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Aston Martin Capital Holdings Ltd 10% 3/31/2029 (d)		4,139,000	3,694,221
BRAZIL - 0.5%
Industrials - 0.1%
Commercial Services & Supplies - 0.1%
Ambipar Lux Sarl 9.875% (d)(i)		12,186,000	2,345,927
Passenger Airlines - 0.0%
Azul Secured Finance LLP 0% 2/15/2031 (d)		1,895,000	1,876,580
TOTAL INDUSTRIALS			4,222,507
Materials - 0.4%
Metals & Mining - 0.4%
ERO Copper Corp 6.5% 2/15/2030 (d)		3,825,000	3,854,835
Samarco Mineracao SA 9% 6/30/2031 pay-in-kind (d)(f)		5,743,505	5,771,649
TOTAL MATERIALS			9,626,484
TOTAL BRAZIL			13,848,991
CAMEROON - 0.3%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Golar LNG Ltd 7.5% 10/2/2030 (d)		5,215,000	5,220,215
Golar LNG Ltd 7.75% 9/19/2029 (d)(s)		3,400,000	3,380,518

TOTAL CAMEROON			8,600,733
CANADA - 2.1%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.1%
TELUS Corp 6.625% 10/15/2055 (f)		2,012,000	2,057,733
TELUS Corp 7% 10/15/2055 (f)		1,294,000	1,353,312
			3,411,045
Wireless Telecommunication Services - 0.2%
Rogers Communications Inc 7% 4/15/2055 (f)		1,999,000	2,073,507
Rogers Communications Inc 7.125% 4/15/2055 (f)		1,574,000	1,650,571
			3,724,078
TOTAL COMMUNICATION SERVICES			7,135,123
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.3%
1011778 BC ULC / New Red Finance Inc 4% 10/15/2030 (d)		3,420,000	3,263,112
1011778 BC ULC / New Red Finance Inc 5.625% 9/15/2029 (d)		3,470,000	3,528,720
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (d)		2,285,000	2,342,507
TOTAL CONSUMER DISCRETIONARY			9,134,339
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
South Bow Canadian Infrastructure Holdings Ltd 7.5% 3/1/2055 (f)		2,175,000	2,299,186
South Bow Canadian Infrastructure Holdings Ltd 7.625% 3/1/2055 (f)		336,000	350,273
TOTAL ENERGY			2,649,459
Health Care - 0.1%
Pharmaceuticals - 0.1%
Bausch Health Cos Inc 11% 9/30/2028 (d)		595,000	618,550
Bausch Health Cos Inc 4.875% 6/1/2028 (d)		659,000	609,565
Bausch Health Cos Inc 5.25% 1/30/2030 (d)		831,000	591,048
TOTAL HEALTH CARE			1,819,163
Industrials - 0.4%
Aerospace & Defense - 0.3%
Bombardier Inc 6.75% 6/15/2033 (d)		4,140,000	4,348,623
Bombardier Inc 7% 6/1/2032 (d)		1,350,000	1,417,119
Bombardier Inc 7.25% 7/1/2031 (d)		2,605,000	2,765,635
			8,531,377
Commercial Services & Supplies - 0.1%
Wrangler Holdco Corp 6.625% 4/1/2032 (d)		3,000,000	3,121,728
TOTAL INDUSTRIALS			11,653,105
Materials - 0.7%
Chemicals - 0.5%
Methanex Corp 5.125% 10/15/2027		5,425,000	5,440,429
Methanex Corp 5.25% 12/15/2029		1,775,000	1,785,251
Methanex Corp 5.65% 12/1/2044		3,465,000	3,113,835
			10,339,515
Metals & Mining - 0.2%
Capstone Copper Corp 6.75% 3/31/2033 (d)		2,610,000	2,704,555
Champion Iron Canada Inc 7.875% 7/15/2032 (d)		1,040,000	1,112,495
Hudbay Minerals Inc 4.5% 4/1/2026 (d)		1,840,000	1,838,324
			5,655,374
TOTAL MATERIALS			15,994,889
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
TransAlta Corp 5.875% 2/1/2034		3,090,000	3,092,472
TransAlta Corp 6.5% 3/15/2040		2,680,000	2,691,578
TOTAL UTILITIES			5,784,050
TOTAL CANADA			54,170,128
COLOMBIA - 0.5%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Canacol Energy Ltd 5.75% (d)(i)		17,018,000	4,765,040
Gran Tierra Energy Inc 9.5% 10/15/2029 (d)		5,436,000	4,335,210
TOTAL ENERGY			9,100,250
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA 5.375% 12/30/2030 (d)		4,136,000	3,849,168
EnfraGen Energia Sur SAU/ EnfraGen Chile SpA/ EnfraGen Spain SAU 8.499% 6/30/2032 (d)		1,340,000	1,392,582
TOTAL UTILITIES			5,241,750
TOTAL COLOMBIA			14,342,000
FINLAND - 0.2%
Consumer Discretionary - 0.1%
Leisure Products - 0.1%
Amer Sports Co 6.75% 2/16/2031 (d)		3,070,000	3,197,684
Materials - 0.1%
Paper & Forest Products - 0.1%
Ahlstrom Holding 3 Oy 4.875% 2/4/2028 (d)		2,705,000	2,674,495
TOTAL FINLAND			5,872,179
FRANCE - 1.4%
Communication Services - 0.8%
Diversified Telecommunication Services - 0.8%
Altice France SA 6.5% 10/15/2031 (d)		3,409,802	3,322,784
Altice France SA 6.5% 4/15/2032 (d)		10,937,547	10,682,818
Altice France SA 6.875% 10/15/2030 (d)		1,960,901	1,925,449
Altice France SA 6.875% 7/15/2032 (d)		2,665,329	2,602,736
TOTAL COMMUNICATION SERVICES			18,533,787
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Forvia SE 6.75% 9/15/2033 (d)		2,490,000	2,553,099
Energy - 0.3%
Energy Equipment & Services - 0.3%
Vallourec SACA 7.5% 4/15/2032 (d)		5,484,000	5,828,039
Viridien 10% 10/15/2030 (d)		2,351,000	2,530,480
TOTAL ENERGY			8,358,519
Financials - 0.2%
Financial Services - 0.2%
Iliad Holding SAS 7% 4/15/2032 (d)		2,315,000	2,372,866
Iliad Holding SAS 8.5% 4/15/2031 (d)		2,885,000	3,089,434
TOTAL FINANCIALS			5,462,300
TOTAL FRANCE			34,907,705
GERMANY - 0.4%
Consumer Discretionary - 0.3%
Automobile Components - 0.3%
ZF North America Capital Inc 6.75% 4/23/2030 (d)		2,800,000	2,807,379
ZF North America Capital Inc 6.875% 4/23/2032 (d)		1,570,000	1,565,546
ZF North America Capital Inc 7.125% 4/14/2030 (d)		810,000	828,945
ZF North America Capital Inc 7.5% 3/24/2031 (d)		1,615,000	1,655,357
TOTAL CONSUMER DISCRETIONARY			6,857,227
Industrials - 0.1%
Machinery - 0.1%
TK Elevator US Newco Inc 5.25% 7/15/2027 (d)(k)		4,555,000	4,556,325
TOTAL GERMANY			11,413,552
GHANA - 0.4%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Kosmos Energy Gta Holdings 11.25% 1/29/2031 (d)(s)		1,600,000	1,583,152
Kosmos Energy Ltd 7.5% 3/1/2028 (d)		915,000	682,590
Kosmos Energy Ltd 7.75% 5/1/2027 (d)		1,540,000	1,486,100
Kosmos Energy Ltd 8.75% 10/1/2031 (d)		2,429,000	1,538,626
Tullow Oil PLC 10.25% 5/15/2026 (d)		7,992,000	6,157,037

TOTAL GHANA			11,447,505
GRAND CAYMAN (UK OVERSEAS TER) - 0.3%
Financials - 0.3%
Financial Services - 0.3%
Global Aircraft Leasing Co Ltd 8.75% 9/1/2027 (d)		6,988,000	7,233,495
GREECE - 0.1%
Industrials - 0.1%
Marine Transportation - 0.1%
Danaos Corp 6.875% 10/15/2032 (d)		2,570,000	2,654,062
GUATEMALA - 0.1%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Millicom International Cellular SA 4.5% 4/27/2031 (d)		1,500,000	1,396,875
Millicom International Cellular SA 5.125% 1/15/2028 (d)		1,458,000	1,453,888
Millicom International Cellular SA 7.375% 4/2/2032 (d)		1,015,000	1,052,606

TOTAL GUATEMALA			3,903,369
IRELAND - 0.6%
Financials - 0.6%
Consumer Finance - 0.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.5% 1/31/2056 (f)		2,508,000	2,579,067
Financial Services - 0.5%
GGAM Finance Ltd 5.875% 3/15/2030 (d)		6,600,000	6,700,980
GGAM Finance Ltd 6.875% 4/15/2029 (d)		1,620,000	1,676,029
GGAM Finance Ltd 8% 6/15/2028 (d)		4,280,000	4,506,442
			12,883,451
TOTAL IRELAND			15,462,518
ISRAEL - 0.3%
Health Care - 0.3%
Pharmaceuticals - 0.3%
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026		1,452,000	1,440,508
Teva Pharmaceutical Finance Netherlands III BV 6% 12/1/2032		3,060,000	3,203,180
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030		2,325,000	2,407,505

TOTAL ISRAEL			7,051,193
LUXEMBOURG - 0.7%
Communication Services - 0.4%
Media - 0.3%
Altice Financing SA 5.75% 8/15/2029 (d)		9,484,000	6,823,729
Altice Financing SA 9.625% 7/15/2027 (d)		2,422,000	1,876,092
			8,699,821
Wireless Telecommunication Services - 0.1%
Altice France Lux 3 / Altice Holdings 1 10% 1/15/2033 (d)		1,445,400	1,396,741
TOTAL COMMUNICATION SERVICES			10,096,562
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Breakwater Energy Holdings Sarl 9.25% 11/15/2030 (d)		2,470,000	2,593,100
Materials - 0.2%
Chemicals - 0.2%
Herens Holdco Sarl 4.75% 5/15/2028 (d)		7,531,000	6,626,357
TOTAL LUXEMBOURG			19,316,019
MAURITIUS - 0.1%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Axian Telecom Holding & Management PLC 7.25% 7/11/2030 (d)		2,645,000	2,668,144
NIGERIA - 0.3%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
IHS Holding Ltd 5.625% 11/29/2026 (d)		2,793,000	2,777,359
IHS Holding Ltd 6.25% 11/29/2028 (d)		1,083,000	1,077,585
IHS Holding Ltd 7.875% 5/29/2030 (d)		1,450,000	1,489,731
IHS Holding Ltd 8.25% 11/29/2031 (d)		2,120,000	2,213,386

TOTAL NIGERIA			7,558,061
NORWAY - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
TGS ASA 8.5% 1/15/2030 (d)		2,255,000	2,371,956
PANAMA - 0.4%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.1%
Sable International Finance Ltd 7.125% 10/15/2032 (d)		3,030,000	3,068,996
Wireless Telecommunication Services - 0.3%
C&W Senior Finance Ltd 9% 1/15/2033 (d)		7,948,000	8,266,190
TOTAL PANAMA			11,335,186
PERU - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Volcan Cia Minera SAA 8.5% 10/28/2032 (d)		2,575,000	2,665,125
SOUTH AFRICA - 0.3%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Liquid Telecommunications Financing Plc 5.5% 9/4/2026 (d)		9,465,000	9,047,972
SWITZERLAND - 1.0%
Industrials - 0.4%
Aerospace & Defense - 0.4%
VistaJet Malta Finance PLC / Vista Management Holding Inc 6.375% 2/1/2030 (d)		6,707,000	6,363,380
VistaJet Malta Finance PLC / Vista Management Holding Inc 7.875% 5/1/2027 (d)		3,017,000	3,022,162
VistaJet Malta Finance PLC / Vista Management Holding Inc 9.5% 6/1/2028 (d)		1,405,000	1,461,668
TOTAL INDUSTRIALS			10,847,210
Materials - 0.6%
Chemicals - 0.6%
Consolidated Energy Finance SA 12% 2/15/2031 (d)		4,645,000	3,901,336
Consolidated Energy Finance SA 5.625% 10/15/2028 (d)		1,038,000	856,350
Consolidated Energy Finance SA 6.5% 5/15/2026 (d)		11,183,000	11,071,170
TOTAL MATERIALS			15,828,856
TOTAL SWITZERLAND			26,676,066
TANZANIA - 0.1%
Information Technology - 0.1%
Communications Equipment - 0.1%
HTA Group Ltd/Mauritius 7.5% 6/4/2029 (d)		1,530,000	1,578,616
UNITED KINGDOM - 1.2%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.0%
Virgin Media Finance PLC 5% 7/15/2030 (d)		950,000	830,083
Media - 0.2%
Virgin Media Secured Finance PLC 4.5% 8/15/2030 (d)		4,990,000	4,608,202
Wireless Telecommunication Services - 0.2%
Vmed O2 UK Financing I PLC 4.25% 1/31/2031 (d)		3,840,000	3,471,833
Vmed O2 UK Financing I PLC 6.75% 1/15/2033 (d)		1,490,000	1,452,989
			4,924,822
TOTAL COMMUNICATION SERVICES			10,363,107
Consumer Discretionary - 0.2%
Automobile Components - 0.2%
Macquarie Airfinance Holdings Ltd 6.4% 3/26/2029 (d)		2,090,000	2,196,014
Macquarie Airfinance Holdings Ltd 6.5% 3/26/2031 (d)		1,840,000	1,967,535
TOTAL CONSUMER DISCRETIONARY			4,163,549
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
EG Global Finance PLC 12% 11/30/2028 (d)		5,220,000	5,649,966
Utilities - 0.4%
Independent Power and Renewable Electricity Producers - 0.4%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (d)		8,673,000	8,648,665
ContourGlobal Power Holdings SA 6.75% 2/28/2030 (d)		2,125,000	2,191,470
TOTAL UTILITIES			10,840,135
TOTAL UNITED KINGDOM			31,016,757
UNITED STATES - 65.8%
Communication Services - 6.4%
Diversified Telecommunication Services - 2.1%
APLD ComputeCo LLC 9.25% 12/15/2030 (d)(k)		11,989,000	12,453,505
Cablevision Lightpath LLC 3.875% 9/15/2027 (d)		1,233,000	1,227,464
Cablevision Lightpath LLC 5.625% 9/15/2028 (d)		2,640,000	2,639,253
Cipher Compute LLC 7.125% 11/15/2030 (d)(k)		3,230,000	3,328,228
Connect Holding II LLC 10.5% 4/3/2031 (d)		2,745,000	2,694,183
Flash Compute LLC 7.25% 12/31/2030 (d)		5,640,000	5,659,137
Level 3 Financing Inc 3.625% 1/15/2029 (d)		1,390,000	1,289,393
Level 3 Financing Inc 3.75% 7/15/2029 (d)		1,965,000	1,812,713
Level 3 Financing Inc 4.25% 7/1/2028 (d)		430,000	413,874
Level 3 Financing Inc 6.875% 6/30/2033 (d)		5,975,000	6,157,184
Level 3 Financing Inc 7% 3/31/2034 (d)		5,910,000	6,121,608
Level 3 Financing Inc 8.5% 1/15/2036 (d)		5,930,000	6,070,741
Lumen Technologies Inc 4.125% 4/15/2030 (d)		755,000	755,000
Lumen Technologies Inc 4.5% 1/15/2029 (d)		450,000	421,989
WULF Compute LLC 7.75% 10/15/2030 (d)		6,038,000	6,297,755
			57,342,027
Interactive Media & Services - 0.2%
Snap Inc 6.875% 3/1/2033 (d)		1,680,000	1,723,940
Snap Inc 6.875% 3/15/2034 (d)		3,520,000	3,594,359
			5,318,299
Media - 4.1%
Advantage Sales & Marketing Inc 6.5% 11/15/2028 (d)		4,398,000	3,729,504
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 1/15/2034 (d)(k)		3,685,000	3,112,685
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 2/1/2031 (d)		5,080,000	4,650,969
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 5/1/2032 (k)		5,179,000	4,647,569
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 6/1/2033 (d)(k)		3,255,000	2,848,021
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 2/1/2032 (d)(k)		2,260,000	2,064,251
CCO Holdings LLC / CCO Holdings Capital Corp 7% 2/1/2033 (d)(k)		1,440,000	1,453,907
CCO Holdings LLC / CCO Holdings Capital Corp 7.375% 2/1/2036 (d)		1,150,000	1,151,378
Clear Channel Outdoor Holdings Inc 7.125% 2/15/2031 (d)		4,630,000	4,828,178
Clear Channel Outdoor Holdings Inc 7.5% 3/15/2033 (d)		4,160,000	4,420,154
Clear Channel Outdoor Holdings Inc 7.5% 6/1/2029 (d)		2,985,000	2,953,718
Clear Channel Outdoor Holdings Inc 7.875% 4/1/2030 (d)(k)		2,895,000	3,048,050
CMG Media Corp 8.875% 6/18/2029 (d)		905,000	784,028
CSC Holdings LLC 3.375% 2/15/2031 (d)		6,960,000	4,148,523
CSC Holdings LLC 4.125% 12/1/2030 (d)		8,071,000	4,894,287
CSC Holdings LLC 4.5% 11/15/2031 (d)		6,649,000	4,033,404
CSC Holdings LLC 4.625% 12/1/2030 (d)		4,526,000	1,688,478
Discovery Communications LLC 6.35% 6/1/2040		1,370,000	1,130,675
DISH DBS Corp 5.125% 6/1/2029		4,183,000	3,702,027
DISH DBS Corp 5.25% 12/1/2026 (d)		1,165,000	1,132,219
DISH DBS Corp 7.375% 7/1/2028		1,896,000	1,821,262
DISH DBS Corp 7.75% 7/1/2026		7,206,000	7,055,605
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (f)		13,117,107	13,349,778
EW Scripps Co/The 9.875% 8/15/2030 (d)		2,678,000	2,668,768
Lamar Media Corp 5.375% 11/1/2033 (d)		3,740,000	3,730,185
Outfront Media Capital LLC / Outfront Media Capital Corp 7.375% 2/15/2031 (d)		1,685,000	1,774,585
Univision Communications Inc 7.375% 6/30/2030 (d)(k)		1,090,000	1,104,283
Univision Communications Inc 8.5% 7/31/2031 (d)		9,754,000	10,172,028
Univision Communications Inc 9.375% 8/1/2032 (d)		4,615,000	4,968,767
Warnermedia Holdings Inc 5.05% 3/15/2042		2,743,000	1,926,958
Warnermedia Holdings Inc 5.141% 3/15/2052		920,000	611,458
			109,605,702
TOTAL COMMUNICATION SERVICES			172,266,028
Consumer Discretionary - 8.6%
Automobile Components - 0.5%
American Axle & Manufacturing Inc 6.375% 10/15/2032 (d)		1,905,000	1,943,661
American Axle & Manufacturing Inc 7.75% 10/15/2033 (d)		3,585,000	3,687,988
Clarios Global LP / Clarios US Finance Co 6.75% 9/15/2032 (d)		4,865,000	5,035,421
Clarios Global LP / Clarios US Finance Co 6.75% 2/15/2030 (d)		3,250,000	3,399,926
			14,066,996
Automobiles - 0.1%
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC 10% 1/15/2031 (d)		3,037,000	2,866,888
Broadline Retail - 0.8%
GrubHub Holdings Inc 13% 7/31/2030 pay-in-kind (d)		802,698	656,877
Saks Global Enterprises LLC 11% (c)(d)(i)		1,519,064	0
Wayfair LLC 6.75% 11/15/2032 (d)		4,615,000	4,769,935
Wayfair LLC 7.25% 10/31/2029 (d)(k)		6,663,000	6,966,753
Wayfair LLC 7.75% 9/15/2030 (d)(k)		7,748,000	8,237,054
			20,630,619
Diversified Consumer Services - 0.9%
Service Corp International/US 5.75% 10/15/2032		635,000	645,073
Sotheby's 7.375% 10/15/2027 (d)		10,195,000	10,155,455
Sotheby's/Bidfair Holdings Inc 5.875% 6/1/2029 (d)(k)		310,000	297,260
StoneMor Inc 8.5% 5/15/2029 (d)		6,539,000	6,400,361
TKC Holdings Inc 10.5% 5/15/2029 (d)		3,188,000	3,278,593
TKC Holdings Inc 6.875% 5/15/2028 (d)		2,730,000	2,748,911
			23,525,653
Hotels, Restaurants & Leisure - 3.5%
Acushnet Co 5.625% 12/1/2033 (d)		1,512,000	1,526,213
Carnival Corp 5.75% 8/1/2032 (d)		2,260,000	2,321,074
Carnival Corp 5.875% 6/15/2031 (d)		4,110,000	4,248,397
Carnival Corp 6.125% 2/15/2033 (d)		8,140,000	8,373,683
Carnival Corp 6.65% 1/15/2028		670,000	696,433
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 6.75% 1/15/2030 (d)		8,697,000	8,224,451
Hilton Domestic Operating Co Inc 3.625% 2/15/2032 (d)		3,645,000	3,374,349
Hilton Domestic Operating Co Inc 4% 5/1/2031 (d)		2,380,000	2,271,822
Hilton Domestic Operating Co Inc 5.5% 3/31/2034 (d)		2,285,000	2,296,023
Hilton Domestic Operating Co Inc 5.75% 9/15/2033 (d)		2,195,000	2,236,156
Hilton Domestic Operating Co Inc 5.875% 3/15/2033 (d)		1,125,000	1,154,385
Hilton Domestic Operating Co Inc 5.875% 4/1/2029 (d)		1,725,000	1,764,904
Hilton Domestic Operating Co Inc 6.125% 4/1/2032 (d)(k)		2,975,000	3,072,973
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 6.625% 1/15/2032 (d)		2,502,000	2,557,494
Life Time Inc 6% 11/15/2031 (d)		4,255,000	4,362,609
Light & Wonder International Inc 6.25% 10/1/2033 (d)		3,990,000	4,039,875
MajorDrive Holdings IV LLC 6.375% 6/1/2029 (d)		3,057,000	2,459,279
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC 11.875% 4/15/2031 (d)		1,850,000	1,943,160
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC 8.25% 4/15/2030 (d)(k)		1,361,000	1,419,047
NCL Corp Ltd 6.25% 9/15/2033 (d)		4,950,000	4,974,349
NCL Corp Ltd 6.75% 2/1/2032 (d)		1,530,000	1,567,953
Royal Caribbean Cruises Ltd 5.625% 9/30/2031 (d)		2,830,000	2,909,285
Royal Caribbean Cruises Ltd 6% 2/1/2033 (d)		5,865,000	6,045,702
Royal Caribbean Cruises Ltd 6.25% 3/15/2032 (d)		3,715,000	3,852,391
Viking Cruises Ltd 5.875% 10/15/2033 (d)		11,075,000	11,227,743
Viking Cruises Ltd 9.125% 7/15/2031 (d)		535,000	570,614
Viking Ocean Cruises Ship VII Ltd 5.625% 2/15/2029 (d)		1,545,000	1,545,065
Yum! Brands Inc 4.625% 1/31/2032 (k)		1,485,000	1,451,988
			92,487,417
Household Durables - 1.8%
Ashton Woods USA LLC / Ashton Woods Finance Co 4.625% 8/1/2029 (d)		1,760,000	1,685,706
Ashton Woods USA LLC / Ashton Woods Finance Co 6.875% 8/1/2033 (d)		1,380,000	1,392,307
Beazer Homes USA Inc 7.5% 3/15/2031 (d)(k)		1,255,000	1,276,951
Century Communities Inc 6.625% 9/15/2033 (d)		6,090,000	6,167,775
Dream Finders Homes Inc 6.875% 9/15/2030 (d)		3,650,000	3,696,928
LGI Homes Inc 4% 7/15/2029 (d)		1,030,000	945,268
LGI Homes Inc 7% 11/15/2032 (d)(k)		9,918,000	9,673,200
LGI Homes Inc 8.75% 12/15/2028 (d)		1,245,000	1,297,453
New Home Co Inc/The 8.5% 11/1/2030 (d)		2,540,000	2,645,786
TopBuild Corp 4.125% 2/15/2032 (d)(k)		1,320,000	1,254,681
TopBuild Corp 5.625% 1/31/2034 (d)		3,545,000	3,576,934
Whirlpool Corp 5.75% 3/1/2034		569,000	535,672
Whirlpool Corp 6.125% 6/15/2030 (k)		5,497,000	5,511,331
Whirlpool Corp 6.5% 6/15/2033 (k)		9,112,000	8,991,648
			48,651,640
Specialty Retail - 1.0%
Carvana Co 4.875% 9/1/2029 (d)		1,322,000	1,216,901
Carvana Co 5.5% 4/15/2027 (d)		1,162,000	1,138,760
Carvana Co 5.875% 10/1/2028 (d)		764,000	733,440
Carvana Co 9% 6/1/2030 pay-in-kind (d)(f)		1,605,450	1,673,995
Carvana Co 9% 6/1/2031 pay-in-kind (d)(f)		3,757,275	4,133,257
Champions Financing Inc 8.75% 2/15/2029 (d)(k)		3,945,000	3,826,906
LBM Acquisition LLC 6.25% 1/15/2029 (d)		1,788,000	1,650,999
LBM Acquisition LLC 9.5% 6/15/2031 (d)		3,340,000	3,517,417
SGUS LLC 11% (d)(i)		682,914	20,487
Staples Inc 10.75% 9/1/2029 (d)		5,600,000	5,502,742
Staples Inc 12.75% 1/15/2030 (d)		3,829,712	3,135,816
Wand NewCo 3 Inc 7.625% 1/30/2032 (d)(k)		1,355,000	1,424,712
			27,975,432
TOTAL CONSUMER DISCRETIONARY			230,204,645
Consumer Staples - 1.8%
Consumer Staples Distribution & Retail - 1.2%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 3.5% 3/15/2029 (d)		3,645,000	3,498,340
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.875% 2/15/2030 (d)		4,700,000	4,636,491
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 5.5% 3/31/2031 (d)		2,270,000	2,274,016
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 5.75% 3/31/2034 (d)(q)		3,130,000	3,078,273
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 6.25% 3/15/2033 (d)		2,145,000	2,190,263
Albertsons Cos Inc 5.625% 3/31/2032 (d)(q)		2,895,000	2,892,067
C&S Group Enterprises LLC 5% 12/15/2028 (d)		2,278,000	2,138,204
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (d)		4,565,000	4,783,047
Performance Food Group Inc 6.125% 9/15/2032 (d)		1,415,000	1,453,287
US Foods Inc 4.75% 2/15/2029 (d)		1,880,000	1,872,472
US Foods Inc 5.75% 4/15/2033 (d)(k)		1,510,000	1,536,109
US Foods Inc 6.875% 9/15/2028 (d)		885,000	912,761
US Foods Inc 7.25% 1/15/2032 (d)		360,000	377,715
			31,643,045
Food Products - 0.6%
Lamb Weston Holdings Inc 4.125% 1/31/2030 (d)		4,925,000	4,754,573
Lamb Weston Holdings Inc 4.375% 1/31/2032 (d)		850,000	809,808
Post Holdings Inc 4.625% 4/15/2030 (d)(k)		2,120,000	2,070,205
Post Holdings Inc 6.25% 10/15/2034 (d)		945,000	951,762
Post Holdings Inc 6.25% 2/15/2032 (d)		2,015,000	2,069,012
Post Holdings Inc 6.375% 3/1/2033 (d)(k)		1,815,000	1,828,917
Post Holdings Inc 6.5% 3/15/2036 (d)		2,500,000	2,502,260
			14,986,537
Household Products - 0.0%
Resideo Funding Inc 6.5% 7/15/2032 (d)		1,100,000	1,117,337
TOTAL CONSUMER STAPLES			47,746,919
Energy - 8.2%
Energy Equipment & Services - 1.0%
Archrock Services LP / Archrock Partners Finance Corp 6% 2/1/2034 (d)		5,330,000	5,325,979
Kodiak Gas Services LLC 6.5% 10/1/2033 (d)		1,950,000	1,997,351
Kodiak Gas Services LLC 6.75% 10/1/2035 (d)		1,955,000	2,020,055
Nabors Industries Inc 8.875% 8/15/2031 (d)(k)		1,695,000	1,723,520
Nabors Industries Inc 9.125% 1/31/2030 (d)		380,000	401,291
Star Holding LLC 8.75% 8/1/2031 (d)		1,657,000	1,661,046
Transocean Aquila Ltd 8% 9/30/2028 (d)		245,846	252,007
Transocean International Ltd 7.875% 10/15/2032 (d)		820,000	864,966
Transocean International Ltd 8.25% 5/15/2029 (d)		2,285,000	2,328,118
Transocean International Ltd 8.5% 5/15/2031 (d)		2,520,000	2,565,090
Transocean International Ltd 8.75% 2/15/2030 (d)		1,080,000	1,125,829
USA Compression Partners LP / USA Compression Finance Corp 6.25% 10/1/2033 (d)		2,805,000	2,841,457
WBI Operating LLC 6.25% 10/15/2030 (d)		2,015,000	2,030,112
WBI Operating LLC 6.5% 10/15/2033 (d)		2,015,000	2,034,042
			27,170,863
Oil, Gas & Consumable Fuels - 7.2%
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 10/15/2033 (d)		2,475,000	2,501,993
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 7/1/2034 (d)		5,240,000	5,292,851
Ascent Resources Utica Holdings LLC / ARU Finance Corp 6.625% 7/15/2033 (d)		2,505,000	2,593,910
California Resources Corp 7% 1/15/2034 (d)		1,460,000	1,472,680
California Resources Corp 8.25% 6/15/2029 (d)		5,514,000	5,799,516
Calumet Specialty Products Partners LP / Calumet Finance Corp 9.75% 2/15/2031 (d)		2,420,000	2,495,625
Calumet Specialty Products Partners LP / Calumet Finance Corp 9.75% 7/15/2028 (d)		5,311,000	5,471,658
CITGO Petroleum Corp 8.375% 1/15/2029 (d)		1,475,000	1,532,932
CNX Midstream Partners LP 4.75% 4/15/2030 (d)		3,705,000	3,599,619
CNX Resources Corp 7.25% 3/1/2032 (d)(k)		2,740,000	2,866,651
CNX Resources Corp 7.375% 1/15/2031 (d)(k)		985,000	1,020,147
Comstock Resources Inc 5.875% 1/15/2030 (d)		4,290,000	4,185,746
Comstock Resources Inc 6.75% 3/1/2029 (d)		2,495,000	2,510,908
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/2033 (d)		3,567,000	3,834,482
CVR Energy Inc 7.5% 2/15/2031 (d)(q)		2,675,000	2,669,373
CVR Energy Inc 7.875% 2/15/2034 (d)(q)		1,335,000	1,324,170
CVR Energy Inc 8.5% 1/15/2029 (d)		2,543,000	2,650,434
DBR Land Holdings LLC 6.25% 12/1/2030 (d)		2,590,000	2,653,144
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.125% 6/1/2028 (d)		4,850,000	4,882,039
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.375% 6/30/2033 (d)		2,220,000	2,282,877
Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625% 3/15/2029 (d)		3,190,000	3,336,181
Energy Transfer LP 6.5% 2/15/2056 (f)		2,330,000	2,330,112
Energy Transfer LP 6.75% 2/15/2056 (f)		2,330,000	2,346,608
Energy Transfer LP 7.375% 2/1/2031 (d)		1,355,000	1,406,361
Genesis Energy LP / Genesis Energy Finance Corp 8% 5/15/2033		4,480,000	4,675,606
Global Partners LP / GLP Finance Corp 6.875% 1/15/2029		3,813,000	3,861,330
Global Partners LP / GLP Finance Corp 7.125% 7/1/2033 (d)		975,000	998,699
Global Partners LP / GLP Finance Corp 8.25% 1/15/2032 (d)(k)		515,000	542,837
Harvest Midstream I LP 7.5% 5/15/2032 (d)		1,410,000	1,472,751
Harvest Midstream I LP 7.5% 9/1/2028 (d)		3,400,000	3,446,726
Hess Midstream Operations LP 4.25% 2/15/2030 (d)		690,000	673,994
Hess Midstream Operations LP 5.125% 6/15/2028 (d)		2,165,000	2,165,567
Hess Midstream Operations LP 5.5% 10/15/2030 (d)		885,000	894,334
Hess Midstream Operations LP 5.875% 3/1/2028 (d)		2,955,000	3,011,065
Hess Midstream Operations LP 6.5% 6/1/2029 (d)		685,000	708,978
Howard Midstream Energy Partners LLC 6.625% 1/15/2034 (d)		2,445,000	2,509,548
Howard Midstream Energy Partners LLC 7.375% 7/15/2032 (d)		1,385,000	1,462,982
Kinetik Holdings LP 5.875% 6/15/2030 (d)		2,420,000	2,448,888
Kinetik Holdings LP 6.625% 12/15/2028 (d)		3,690,000	3,799,659
Moss Creek Resources Holdings Inc 8.25% 9/1/2031 (d)		3,972,000	3,862,841
PBF Holding Co LLC / PBF Finance Corp 6% 2/15/2028		1,039,000	1,037,467
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (d)(k)		5,767,000	5,774,797
PBF Holding Co LLC / PBF Finance Corp 9.875% 3/15/2030 (d)(k)		3,220,000	3,414,710
Prairie Acquiror LP 9% 8/1/2029 (d)		610,000	632,693
Rockies Express Pipeline LLC 4.8% 5/15/2030 (d)		2,635,000	2,596,575
Rockies Express Pipeline LLC 4.95% 7/15/2029 (d)		3,570,000	3,558,908
Rockies Express Pipeline LLC 6.75% 3/15/2033 (d)		2,845,000	3,000,878
Rockies Express Pipeline LLC 6.875% 4/15/2040 (d)		365,000	373,659
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029		1,435,000	1,412,430
Sunoco LP / Sunoco Finance Corp 5.875% 3/15/2028		2,905,000	2,905,107
Sunoco LP 4.5% 10/1/2029 (d)		1,430,000	1,399,408
Sunoco LP 4.625% 5/1/2030 (d)(k)		4,680,000	4,563,364
Sunoco LP 5.625% 3/15/2031 (d)(k)		3,545,000	3,566,727
Sunoco LP 5.875% 3/15/2034 (d)		3,545,000	3,554,440
Sunoco LP 6.25% 7/1/2033 (d)		2,975,000	3,051,815
Sunoco LP 6.625% 8/15/2032 (d)		710,000	732,245
Sunoco LP 7% 5/1/2029 (d)		1,070,000	1,112,619
Sunoco LP 7.25% 5/1/2032 (d)		1,285,000	1,359,044
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 5.5% 1/15/2028 (d)		3,065,000	3,063,942
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 12/31/2030 (d)		5,695,000	5,779,144
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 9/1/2031 (d)		5,561,000	5,596,134
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6.75% 3/15/2034 (d)		3,585,000	3,648,494
Talos Production Inc 9% 2/1/2029 (d)		753,000	784,588
Talos Production Inc 9.375% 2/1/2031 (d)		950,000	1,006,384
Venture Global Plaquemines LNG LLC 6.125% 12/15/2030 (d)		2,675,000	2,753,383
Venture Global Plaquemines LNG LLC 6.5% 1/15/2034 (d)		4,370,000	4,535,179
Venture Global Plaquemines LNG LLC 6.5% 6/15/2034 (d)		1,955,000	2,024,656
Venture Global Plaquemines LNG LLC 6.75% 1/15/2036 (d)		6,990,000	7,327,337
Venture Global Plaquemines LNG LLC 7.5% 5/1/2033 (d)		1,690,000	1,852,861
Venture Global Plaquemines LNG LLC 7.75% 5/1/2035 (d)		1,735,000	1,934,704
			191,949,514
TOTAL ENERGY			219,120,377
Financials - 7.6%
Banks - 0.0%
Western Alliance Bancorp 3% 6/15/2031 (f)		4,000,000	3,893,955
Capital Markets - 0.9%
Hightower Holding LLC 6.75% 4/15/2029 (d)		995,000	993,632
Hightower Holding LLC 9.125% 1/31/2030 (d)		3,400,000	3,588,813
Jane Street Group / JSG Finance Inc 6.125% 11/1/2032 (d)		2,890,000	2,943,485
Jane Street Group / JSG Finance Inc 6.75% 5/1/2033 (d)		4,945,000	5,143,487
Jane Street Group / JSG Finance Inc 7.125% 4/30/2031 (d)		2,415,000	2,539,162
Jefferies Finance LLC / JFIN Co-Issuer Corp 5% 8/15/2028 (d)		4,130,000	4,004,346
Jefferies Finance LLC / JFIN Co-Issuer Corp 6.625% 10/15/2031 (d)		2,485,000	2,462,485
VFH Parent LLC / Valor Co-Issuer Inc 7.5% 6/15/2031 (d)		1,400,000	1,466,630
			23,142,040
Consumer Finance - 1.8%
Ally Financial Inc 6.646% 1/17/2040 (f)		3,492,000	3,490,848
Ally Financial Inc 6.7% 2/14/2033 (k)		3,350,000	3,492,168
Encore Capital Group Inc 8.5% 5/15/2030 (d)		3,690,000	3,956,067
Ford Motor Credit Co LLC 5.73% 9/5/2030		2,440,000	2,498,090
LFS Topco LLC 8.75% 7/15/2030 (d)(k)		5,313,000	5,339,018
Navient Corp 4.875% 3/15/2028		375,000	367,596
Navient Corp 5% 3/15/2027		1,345,000	1,336,394
Navient Corp 5.5% 3/15/2029 (k)		1,283,000	1,254,903
Navient Corp 5.625% 8/1/2033 (k)		1,120,000	977,276
Navient Corp 7.875% 6/15/2032 (k)		2,605,000	2,630,344
OneMain Finance Corp 5.375% 11/15/2029		1,995,000	1,989,744
OneMain Finance Corp 6.125% 5/15/2030 (k)		4,550,000	4,638,248
OneMain Finance Corp 6.5% 3/15/2033		3,535,000	3,553,114
OneMain Finance Corp 6.625% 5/15/2029		405,000	417,465
OneMain Finance Corp 6.75% 3/15/2032		1,715,000	1,752,807
OneMain Finance Corp 6.75% 9/15/2033		615,000	621,816
OneMain Finance Corp 7.125% 11/15/2031 (k)		1,094,000	1,133,633
OneMain Finance Corp 7.125% 9/15/2032 (k)		3,085,000	3,194,829
OneMain Finance Corp 7.5% 5/15/2031		875,000	917,300
PRA Group Inc 8.875% 1/31/2030 (d)(k)		1,490,000	1,500,102
SLM Corp 6.5% 1/31/2030		1,857,000	1,916,166
			46,977,928
Financial Services - 3.3%
Block Inc 3.5% 6/1/2031 (k)		4,455,000	4,166,187
Block Inc 5.625% 8/15/2030 (d)		2,260,000	2,300,325
Block Inc 6% 8/15/2033 (d)		3,045,000	3,110,415
Block Inc 6.5% 5/15/2032		5,577,000	5,794,244
Burford Capital Global Finance LLC 7.5% 7/15/2033 (d)(k)		2,635,000	2,543,924
Clue Opco LLC 9.5% 10/15/2031 (d)(k)		1,205,000	1,277,523
CrossCountry Intermediate HoldCo LLC 6.5% 10/1/2030 (d)		1,420,000	1,441,286
CrossCountry Intermediate HoldCo LLC 6.75% 12/1/2032 (d)		1,385,000	1,396,387
HA Sustainable Infrastructure Capital Inc 8% 6/1/2056 (f)(k)		3,867,000	4,055,930
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (d)		3,815,000	3,834,075
Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.375% 2/1/2029		3,495,000	3,085,011
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027		8,646,000	8,553,383
Icahn Enterprises LP / Icahn Enterprises Finance Corp 6.25% 5/15/2026		1,435,000	1,435,046
Icahn Enterprises LP / Icahn Enterprises Finance Corp 9% 6/15/2030		485,000	473,242
ION Platform Finance US Inc 7.875% 9/30/2032 (d)		2,615,000	2,293,809
Jefferson Capital Holdin 8.25% 5/15/2030 (d)		1,470,000	1,548,852
NFE Financing LLC 12% (d)(i)		10,542,612	3,728,184
PennyMac Financial Services Inc 6.75% 2/15/2034 (d)		4,700,000	4,742,935
PennyMac Financial Services Inc 6.875% 2/15/2033 (d)(k)		1,609,000	1,641,197
PennyMac Financial Services Inc 6.875% 5/15/2032 (d)		2,380,000	2,432,262
Rocket Cos Inc 6.125% 8/1/2030 (d)		4,065,000	4,161,783
Rocket Cos Inc 6.375% 8/1/2033 (d)		6,505,000	6,748,684
Shift4 Payments LLC / Shift4 Payments Finance Sub Inc 6.75% 8/15/2032 (d)		1,923,000	1,961,829
UWM Holdings LLC 6.25% 3/15/2031 (d)(k)		2,480,000	2,464,332
UWM Holdings LLC 6.625% 2/1/2030 (d)		4,005,000	4,039,580
Walker & Dunlop Inc 6.625% 4/1/2033 (d)		1,430,000	1,465,869
WEX Inc 6.5% 3/15/2033 (d)		2,675,000	2,730,266
Windstream Services LLC / Windstream Escrow Finance Corp 8.25% 10/1/2031 (d)		3,790,000	3,970,120
			87,396,680
Insurance - 0.9%
Acrisure LLC / Acrisure Finance Inc 6.75% 7/1/2032 (d)		1,265,000	1,296,881
Acrisure LLC / Acrisure Finance Inc 7.5% 11/6/2030 (d)		780,000	807,527
Acrisure LLC / Acrisure Finance Inc 8.5% 6/15/2029 (d)		780,000	815,678
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.5% 10/1/2031 (d)		355,000	364,886
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 4/15/2028 (d)		835,000	848,815
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7.375% 10/1/2032 (d)		1,150,000	1,190,500
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves 7.875% 11/1/2029 (d)		3,512,000	3,565,277
Asurion LLC and Asurion Co-Issuer Inc 8% 12/31/2032 (d)		8,255,000	8,624,861
Asurion LLC and Asurion Co-Issuer Inc 8.375% 2/1/2034 (d)		5,890,000	5,954,555
			23,468,980
Mortgage Real Estate Investment Trusts (REITs) - 0.7%
EF Holdco / EF Cayman Hold / Ellington Fin REIT Cayman/TRS / EF Cayman Non-MTM 7.375% 9/30/2030 (d)		2,550,000	2,577,262
Rithm Capital Corp 8% 4/1/2029 (d)		760,000	776,444
Rithm Capital Corp 8% 7/15/2030 (d)		2,425,000	2,479,635
Starwood Property Trust Inc 3.625% 7/15/2026 (d)		358,000	355,637
Starwood Property Trust Inc 5.25% 10/15/2028 (d)		1,465,000	1,472,687
Starwood Property Trust Inc 5.75% 1/15/2031 (d)		3,465,000	3,508,548
Starwood Property Trust Inc 6% 4/15/2030 (d)		1,405,000	1,444,142
Starwood Property Trust Inc 6.5% 10/15/2030 (d)		1,260,000	1,312,213
Starwood Property Trust Inc 6.5% 7/1/2030 (d)		3,375,000	3,514,608
Starwood Property Trust Inc 7.25% 4/1/2029 (d)		1,255,000	1,323,552
			18,764,728
TOTAL FINANCIALS			203,644,311
Health Care - 6.2%
Biotechnology - 0.2%
BioMarin Pharmaceutical Inc5.5% 2/15/2034 (d)(q)(r)		2,670,000	2,676,675
Emergent BioSolutions Inc 3.875% 8/15/2028 (d)		4,129,000	3,687,287
			6,363,962
Health Care Equipment & Supplies - 0.4%
AdaptHealth LLC 5.125% 3/1/2030 (d)		2,461,000	2,389,887
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (d)		8,015,000	8,272,367
Sotera Health Holdings LLC 7.375% 6/1/2031 (d)		1,215,000	1,278,441
			11,940,695
Health Care Providers & Services - 4.3%
Acadia Healthcare Co Inc 7.375% 3/15/2033 (d)(k)		4,401,000	4,347,285
Accendra Health Inc 4.5% 3/31/2029 (d)(k)		1,978,000	1,301,396
Accendra Health Inc 6.625% 4/1/2030 (d)(k)		3,358,000	1,888,813
CHS/Community Health Systems Inc 4.75% 2/15/2031 (d)		9,049,000	8,117,374
CHS/Community Health Systems Inc 5.25% 5/15/2030 (d)		12,210,000	11,512,981
CHS/Community Health Systems Inc 6.125% 4/1/2030 (d)		5,659,000	4,657,111
CHS/Community Health Systems Inc 9.75% 1/15/2034 (d)		2,550,000	2,658,587
CVS Health Corp 6.75% 12/10/2054 (f)		2,758,000	2,867,184
CVS Health Corp 7% 3/10/2055 (f)		7,044,000	7,372,574
DaVita Inc 4.625% 6/1/2030 (d)		6,285,000	6,047,526
DaVita Inc 6.75% 7/15/2033 (d)(k)		4,225,000	4,336,489
DaVita Inc 6.875% 9/1/2032 (d)		2,850,000	2,935,620
Global Medical Response Inc 7.375% 10/1/2032 (d)		1,440,000	1,488,946
LifePoint Health Inc 10% 6/1/2032 (d)		1,360,000	1,434,827
Molina Healthcare Inc 6.25% 1/15/2033 (d)		8,115,000	8,172,252
Molina Healthcare Inc 6.5% 2/15/2031 (d)		3,853,000	3,948,739
National Mentor Holdings Inc 10.5% 12/15/2030 (d)		6,525,000	6,742,179
Pediatrix Medical Group Inc 5.375% 2/15/2030 (d)		1,753,000	1,752,870
Radiology Partners Inc 8.5% 7/15/2032 (d)		1,435,000	1,506,707
Radiology Partners Inc 9.781% 2/15/2030 pay-in-kind (d)(f)		255,982	255,982
Surgery Center Holdings Inc 7.25% 4/15/2032 (d)		2,025,000	2,038,796
TEAM Services Holding Inc 0% 2/15/2033 (d)(q)		4,720,000	4,720,000
Tenet Healthcare Corp 4.25% 6/1/2029		1,005,000	987,610
Tenet Healthcare Corp 4.375% 1/15/2030		3,370,000	3,311,523
Tenet Healthcare Corp 5.5% 11/15/2032 (d)		5,030,000	5,081,786
Tenet Healthcare Corp 6% 11/15/2033 (d)		2,030,000	2,088,935
Tenet Healthcare Corp 6.125% 10/1/2028 (k)		2,484,000	2,486,546
Tenet Healthcare Corp 6.125% 6/15/2030		3,585,000	3,658,432
Tenet Healthcare Corp 6.75% 5/15/2031		525,000	545,293
US Acute Care Solutions LLC 9.75% 5/15/2029 (d)		6,381,000	6,408,942
			114,673,305
Health Care Technology - 0.3%
IQVIA Inc 6.25% 6/1/2032 (d)		5,050,000	5,246,698
IQVIA Inc 6.5% 5/15/2030 (d)		1,525,000	1,579,709
			6,826,407
Pharmaceuticals - 1.0%
1261229 BC Ltd 10% 4/15/2032 (d)		10,425,000	10,698,729
Bausch Health Americas Inc 8.5% 1/31/2027 (d)		1,974,000	1,957,458
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (d)		3,669,000	3,598,627
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (d)(k)		5,138,000	4,666,090
Organon & Co / Organon Foreign Debt Co-Issuer BV 6.75% 5/15/2034 (d)		1,093,000	1,068,059
Organon & Co / Organon Foreign Debt Co-Issuer BV 7.875% 5/15/2034 (d)(k)		5,105,000	4,798,877
			26,787,840
TOTAL HEALTH CARE			166,592,209
Industrials - 10.2%
Aerospace & Defense - 1.5%
Axon Enterprise Inc 6.125% 3/15/2030 (d)		3,060,000	3,145,524
Axon Enterprise Inc 6.25% 3/15/2033 (d)		2,685,000	2,782,063
BWX Technologies Inc 4.125% 6/30/2028 (d)		3,755,000	3,699,257
Carpenter Technology Corp 5.625% 3/1/2034 (d)		3,535,000	3,587,215
OneSky Flight LLC 8.875% 12/15/2029 (d)		2,225,000	2,379,046
TransDigm Inc 6% 1/15/2033 (d)		1,185,000	1,207,388
TransDigm Inc 6.25% 1/31/2034 (d)(k)		935,000	966,294
TransDigm Inc 6.375% 3/1/2029 (d)		2,635,000	2,707,463
TransDigm Inc 6.375% 5/31/2033 (d)		7,115,000	7,243,155
TransDigm Inc 6.75% 1/31/2034 (d)		3,970,000	4,109,014
TransDigm Inc 6.75% 8/15/2028 (d)		1,950,000	1,984,125
TransDigm Inc 6.875% 12/15/2030 (d)		3,715,000	3,869,488
TransDigm Inc 7.125% 12/1/2031 (d)		1,140,000	1,195,528
			38,875,560
Air Freight & Logistics - 0.3%
Rand Parent LLC 8.5% 2/15/2030 (d)(k)		5,114,000	5,344,184
Stonepeak Nile Parent LLC 7.25% 3/15/2032 (d)		2,355,000	2,487,808
			7,831,992
Building Products - 1.8%
AmeriTex HoldCo Intermediate LLC 7.625% 8/15/2033 (d)		3,470,000	3,649,607
Builders FirstSource Inc 4.25% 2/1/2032 (d)(k)		3,945,000	3,760,109
Builders FirstSource Inc 6.375% 3/1/2034 (d)		1,205,000	1,246,787
Builders FirstSource Inc 6.75% 5/15/2035 (d)		4,810,000	5,053,525
Camelot Return Merger Sub Inc 8.75% 8/1/2028 (d)(k)		1,680,000	1,305,954
Cornerstone Building Brands Inc 6.125% 1/15/2029 (d)		1,950,000	860,944
Cornerstone Building Brands Inc 9.5% 8/15/2029 (d)(k)		1,814,000	1,370,202
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.625% 12/15/2030 (d)		5,310,000	5,496,259
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.75% 7/15/2031 (d)		1,520,000	1,594,722
JH North America Holdings Inc 6.125% 7/31/2032 (d)		5,325,000	5,425,712
Masterbrand Inc 7% 7/15/2032 (d)		835,000	865,917
Miter Brands Acquisition Holdco Inc / MIWD Borrower LLC 6.75% 4/1/2032 (d)		798,000	819,596
Standard Building Solutions Inc 5.875% 3/15/2034 (d)		2,610,000	2,607,465
Standard Building Solutions Inc 6.25% 8/1/2033 (d)		9,280,000	9,485,617
Standard Building Solutions Inc 6.5% 8/15/2032 (d)		5,275,000	5,439,248
			48,981,664
Commercial Services & Supplies - 2.6%
ADT Security Corp/The 5.875% 10/15/2033 (d)		2,530,000	2,564,787
Allied Universal Holdco LLC / Allied Universal Finance Corp 6% 6/1/2029 (d)		5,240,000	5,195,486
Allied Universal Holdco LLC / Allied Universal Finance Corp 6.875% 6/15/2030 (d)		3,060,000	3,177,827
Allied Universal Holdco LLC 7.875% 2/15/2031 (d)		3,480,000	3,662,432
Artera Services LLC 8.5% 2/15/2031 (d)		15,613,000	12,690,980
Brand Industrial Services Inc 10.375% 8/1/2030 (d)		5,715,000	5,479,197
Clean Harbors Inc 6.375% 2/1/2031 (d)(k)		2,570,000	2,631,518
CoreCivic Inc 4.75% 10/15/2027		3,285,000	3,280,971
CoreCivic Inc 8.25% 4/15/2029		1,320,000	1,382,577
GEO Group Inc/The 10.25% 4/15/2031		2,785,000	3,038,744
GEO Group Inc/The 8.625% 4/15/2029		2,660,000	2,781,649
GFL Environmental Holdings US Inc 5.5% 2/1/2034 (d)		1,445,000	1,448,327
GFL Environmental Inc 3.5% 9/1/2028 (d)		1,055,000	1,033,726
GFL Environmental Inc 6.75% 1/15/2031 (d)		325,000	339,992
Neptune Bidco US Inc 10.375% 5/15/2031 (d)		5,424,000	5,734,760
Neptune Bidco US Inc 9.29% 4/15/2029 (d)		5,669,000	5,810,726
Neptune Bidco US Inc 9.5% 2/15/2033 (d)		2,890,000	2,942,789
OT Midco Inc 10% 2/15/2030 (d)		4,637,000	2,162,265
Reworld Holding Corp 4.875% 12/1/2029 (d)		1,580,000	1,529,560
Williams Scotsman Inc 6.625% 4/15/2030 (d)		1,330,000	1,378,028
Williams Scotsman Inc 6.625% 6/15/2029 (d)		1,295,000	1,338,848
			69,605,189
Construction & Engineering - 0.5%
AECOM 6% 8/1/2033 (d)		5,765,000	5,905,649
Amsted Industries Inc 6.375% 3/15/2033 (d)		2,410,000	2,494,207
Railworks Holdings LP / Railworks Rally Inc 8.25% 11/15/2028 (d)		4,770,000	4,844,002
			13,243,858
Electrical Equipment - 0.1%
Sensata Technologies BV 4% 4/15/2029 (d)		1,427,000	1,397,070
WESCO Distribution Inc 6.375% 3/15/2033 (d)(k)		1,390,000	1,447,365
			2,844,435
Ground Transportation - 0.4%
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8.375% 6/15/2032 (d)(k)		2,470,000	2,540,961
Genesee & Wyoming Inc 6.25% 4/15/2032 (d)		3,840,000	3,953,161
XPO Inc 7.125% 2/1/2032 (d)		2,640,000	2,775,297
XPO Inc 7.125% 6/1/2031 (d)(k)		1,165,000	1,209,600
			10,479,019
Industrial Conglomerates - 0.2%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 4.75% 6/15/2029 (d)		2,765,000	2,741,926
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 7% 7/15/2031 (d)		1,685,000	1,787,587
			4,529,513
Machinery - 0.5%
Allison Transmission Inc 5.875% 12/1/2033 (d)		2,840,000	2,880,200
Beach Acquisition Bidco LLC 10% 7/15/2033 pay-in-kind (d)(f)		4,706,865	5,179,155
Columbus McKinnon Corp/NY 7.125% 2/1/2033 (d)		2,910,000	2,925,132
Enpro Inc 6.125% 6/1/2033 (d)		2,600,000	2,673,499
			13,657,986
Passenger Airlines - 0.2%
JetBlue Airways Corp / JetBlue Loyalty LP 9.875% 9/20/2031 (d)		3,482,000	3,497,206
United Airlines Holdings Inc 5.375% 3/1/2031		2,680,000	2,707,322
			6,204,528
Professional Services - 0.8%
Amentum Holdings Inc 7.25% 8/1/2032 (d)		2,370,000	2,497,560
CACI International Inc 6.375% 6/15/2033 (d)		3,745,000	3,885,576
ION Platform Finance US Inc / ION Platform Finance SARL 5% 5/1/2028 (d)		3,820,000	3,606,342
ION Platform Finance US Inc / ION Platform Finance SARL 5.75% 5/15/2028 (d)		3,437,000	3,258,847
Science Applications International Corp 5.875% 11/1/2033 (d)(k)		4,495,000	4,530,367
TriNet Group Inc 3.5% 3/1/2029 (d)		2,745,000	2,594,266
			20,372,958
Trading Companies & Distributors - 1.2%
FTAI Aviation Investors LLC 7% 6/15/2032 (d)(k)		935,000	984,029
FTAI Aviation Investors LLC 7.875% 12/1/2030 (d)(k)		1,485,000	1,574,553
Herc Holdings Inc 5.75% 3/15/2031 (d)		1,690,000	1,701,999
Herc Holdings Inc 6% 3/15/2034 (d)		1,865,000	1,874,452
Herc Holdings Inc 7% 6/15/2030 (d)(k)		4,025,000	4,224,491
Herc Holdings Inc 7.25% 6/15/2033 (d)(k)		2,900,000	3,069,102
QXO Building Products Inc 6.75% 4/30/2032 (d)		6,365,000	6,559,005
Synergy Infrastructure Holdings LLC 7.875% 12/1/2030 (d)		1,440,000	1,502,117
United Rentals North America Inc 5.375% 11/15/2033 (d)		7,740,000	7,735,449
United Rentals North America Inc 6.125% 3/15/2034 (d)		2,685,000	2,789,834
			32,015,031
Transportation Infrastructure - 0.1%
Beacon Mobility Corp 7.25% 8/1/2030 (d)		1,400,000	1,465,569
TOTAL INDUSTRIALS			270,107,302
Information Technology - 3.4%
Electronic Equipment, Instruments & Components - 0.3%
Coherent Corp 5% 12/15/2029 (d)(k)		2,240,000	2,230,737
Insight Enterprises Inc 6.625% 5/15/2032 (d)		1,280,000	1,310,330
Lightning Power LLC 7.25% 8/15/2032 (d)		2,050,000	2,182,008
Sensata Technologies Inc 3.75% 2/15/2031 (d)(k)		860,000	805,914
Sensata Technologies Inc 6.625% 7/15/2032 (d)(k)		1,685,000	1,760,222
			8,289,211
IT Services - 1.0%
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (d)		6,113,000	6,076,279
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (d)(k)		3,185,000	3,171,304
CoreWeave Inc 9% 2/1/2031 (d)		8,795,000	8,551,011
CoreWeave Inc 9.25% 6/1/2030 (d)		4,701,000	4,627,656
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (d)		4,460,000	4,238,059
Go Daddy Operating Co LLC / GD Finance Co Inc 5.25% 12/1/2027 (d)		985,000	983,757
			27,648,066
Semiconductors & Semiconductor Equipment - 0.7%
Amkor Technology Inc 5.875% 10/1/2033 (d)		1,440,000	1,467,510
Entegris Inc 3.625% 5/1/2029 (d)(k)		1,815,000	1,748,972
Entegris Inc 4.75% 4/15/2029 (d)		1,255,000	1,254,051
Entegris Inc 5.95% 6/15/2030 (d)		12,275,000	12,525,300
ON Semiconductor Corp 3.875% 9/1/2028 (d)		335,000	328,229
Wolfspeed Inc 7% 6/15/2031 pay-in-kind (f)		1,381,846	1,119,295
Wolfspeed Inc 9.875% 6/23/2030 pay-in-kind (d)(f)		797,563	862,365
			19,305,722
Software - 1.2%
Cloud Software Group Inc 9% 9/30/2029 (d)		7,831,000	7,907,519
Fair Isaac Corp 6% 5/15/2033 (d)		5,026,000	5,121,167
Oracle Corp 3.6% 4/1/2040		14,809,000	10,937,843
Rackspace Finance LLC 3.5% 5/15/2028 (d)		2,033,225	528,639
X.AI LLC / X.AI Co Issuer Corp 12.5% 6/30/2030		5,815,000	6,413,491
			30,908,659
Technology Hardware, Storage & Peripherals - 0.2%
Seagate Data Storage Technology Pte Ltd 5.75% 12/1/2034 (d)		1,555,000	1,588,129
Seagate Data Storage Technology Pte Ltd 5.875% 7/15/2030 (d)		1,725,000	1,777,057
Seagate Data Storage Technology Pte Ltd 8.25% 12/15/2029 (d)		715,000	755,237
Seagate Data Storage Technology Pte Ltd 8.5% 7/15/2031 (d)		875,000	925,917
			5,046,340
TOTAL INFORMATION TECHNOLOGY			91,197,998
Materials - 7.0%
Chemicals - 4.0%
Advancion Sciences Inc 9.25% 11/1/2026 pay-in-kind (d)(f)		5,192,384	4,257,755
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031 (d)		730,000	768,292
Celanese US Holdings LLC 6.5% 4/15/2030 (k)		1,945,000	1,978,864
Celanese US Holdings LLC 6.75% 4/15/2033 (k)		5,636,000	5,708,953
Celanese US Holdings LLC 6.879% 7/15/2032 (f)		2,485,000	2,592,576
Celanese US Holdings LLC 7% 2/15/2031		3,795,000	3,881,962
Celanese US Holdings LLC 7.05% 11/15/2030 (f)		2,425,000	2,565,531
Celanese US Holdings LLC 7.2% 11/15/2033 (f)(k)		2,055,000	2,173,999
Celanese US Holdings LLC 7.375% 2/15/2034 (k)		4,835,000	4,920,010
Chemours Co/The 4.625% 11/15/2029 (d)		4,205,000	3,921,126
Chemours Co/The 5.75% 11/15/2028 (d)(k)		5,760,000	5,712,277
Chemours Co/The 8% 1/15/2033 (d)(k)		3,035,000	3,042,994
CompoSecure Holdings LLC 5.625% 2/1/2033 (d)		5,285,000	5,268,088
GPD Cos Inc 12.5% 12/31/2029 pay-in-kind (d)		3,144,782	1,642,521
Inversion Escrow Issuer LLC 6.75% 8/1/2032 (d)		4,730,000	4,685,044
Mativ Holdings Inc 8% 10/1/2029 (d)(k)		2,670,000	2,689,115
Methanex US Operations Inc 6.25% 3/15/2032 (d)(k)		1,665,000	1,716,975
Olin Corp 5% 2/1/2030 (k)		5,605,000	5,465,194
Olin Corp 6.625% 4/1/2033 (d)		6,358,000	6,230,298
Olympus Water US Holding Corp 6.25% 10/1/2029 (d)(k)		3,675,000	3,596,062
Olympus Water US Holding Corp 7.25% 2/15/2033 (d)		8,600,000	8,566,533
Olympus Water US Holding Corp 7.25% 6/15/2031 (d)		200,000	205,009
Perimeter Holdings LLC 6.25% 1/15/2034 (d)		2,630,000	2,630,105
Solstice Advanced Materials Inc 5.625% 9/30/2033 (d)		2,885,000	2,900,250
Tronox Inc 4.625% 3/15/2029 (d)(k)		7,323,000	5,628,697
WR Grace Holdings LLC 5.625% 8/15/2029 (d)		5,485,000	5,241,901
WR Grace Holdings LLC 6.625% 8/15/2032 (d)		5,905,000	5,872,382
WR Grace Holdings LLC 7% 8/1/2033 (d)		1,950,000	1,952,437
			105,814,950
Construction Materials - 0.5%
Quikrete Holdings Inc 6.375% 3/1/2032 (d)		8,945,000	9,276,785
Quikrete Holdings Inc 6.75% 3/1/2033 (d)		2,765,000	2,872,470
Smyrna Ready Mix Concrete LLC 6% 11/1/2028 (d)		3,246,000	3,256,137
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (d)		575,000	613,005
			16,018,397
Containers & Packaging - 0.7%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (d)		3,255,000	3,091,934
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6.25% 1/30/2031 (d)		1,915,000	1,967,990
Clydesdale Acquisition Holdings Inc 6.75% 4/15/2032 (d)(k)		3,320,000	3,345,911
Clydesdale Acquisition Holdings Inc 6.875% 1/15/2030 (d)		1,985,000	2,010,804
Clydesdale Acquisition Holdings Inc 8.75% 4/15/2030 (d)(k)		2,627,000	2,628,882
Crown Americas LLC 5.875% 6/1/2033 (d)		2,985,000	3,053,130
Graphic Packaging International LLC 3.75% 2/1/2030 (d)(k)		960,000	906,649
Graphic Packaging International LLC 6.375% 7/15/2032 (d)(k)		1,550,000	1,567,362
			18,572,662
Metals & Mining - 1.8%
Alcoa Nederland Holding BV 7.125% 3/15/2031 (d)		6,819,000	7,213,336
Alumina Pty Ltd 6.375% 9/15/2032 (d)		4,780,000	4,969,102
Century Aluminum Co 6.875% 8/1/2032 (d)		2,390,000	2,475,004
Cleveland-Cliffs Inc 7% 3/15/2032 (d)(k)		2,015,000	2,067,866
Cleveland-Cliffs Inc 7.375% 5/1/2033 (d)(k)		930,000	970,492
Cleveland-Cliffs Inc 7.5% 9/15/2031 (d)		2,025,000	2,136,930
Cleveland-Cliffs Inc 7.625% 1/15/2034 (d)		3,590,000	3,759,904
Commercial Metals Co 3.875% 2/15/2031		880,000	835,306
Commercial Metals Co 4.125% 1/15/2030		1,380,000	1,338,880
Commercial Metals Co 5.75% 11/15/2033 (d)		4,515,000	4,590,387
Commercial Metals Co 6% 12/15/2035 (d)		4,515,000	4,613,017
Kaiser Aluminum Corp 5.875% 3/1/2034 (d)		2,565,000	2,584,066
Novelis Corp 3.875% 8/15/2031 (d)(k)		855,000	782,382
Novelis Corp 6.375% 8/15/2033 (d)		4,735,000	4,823,237
Novelis Corp 6.875% 1/30/2030 (d)(k)		4,795,000	4,969,783
			48,129,692
TOTAL MATERIALS			188,535,701
Real Estate - 2.5%
Diversified REITs - 0.7%
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (d)		5,197,000	4,949,752
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (d)		8,607,000	8,371,043
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 8.625% 6/15/2032 (d)		4,200,000	4,240,612
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 8.625% 6/15/2032 (d)(q)		1,705,000	1,717,788
			19,279,195
Health Care REITs - 0.9%
CTR Partnership LP / CareTrust Capital Corp 3.875% 6/30/2028 (d)		2,525,000	2,478,036
MPT Operating Partnership LP / MPT Finance Corp 0.993% 10/15/2026	EUR	1,250,000	1,432,438
MPT Operating Partnership LP / MPT Finance Corp 3.5% 3/15/2031		3,605,000	2,664,978
MPT Operating Partnership LP / MPT Finance Corp 4.625% 8/1/2029		2,350,000	2,014,829
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027		10,851,000	10,608,318
Omega Healthcare Investors Inc 3.25% 4/15/2033		4,698,000	4,170,657
			23,369,256
Hotel & Resort REITs - 0.1%
RHP Hotel Properties LP / RHP Finance Corp 6.5% 6/15/2033 (d)(k)		2,490,000	2,581,114
Real Estate Management & Development - 0.5%
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp 7% 4/15/2030 (d)		1,399,400	1,416,855
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.25% 4/15/2030 (d)		429,000	409,118
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.75% 1/15/2029 (d)		1,060,000	1,045,965
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 9.75% 4/15/2030 (d)		975,000	1,064,169
Forestar Group Inc 6.5% 3/15/2033 (d)		2,985,000	3,052,001
Howard Hughes Corp/The 4.125% 2/1/2029 (d)		1,515,000	1,465,188
Howard Hughes Corp/The 4.375% 2/1/2031 (d)		840,000	795,523
Kennedy-Wilson Inc 4.75% 2/1/2030		2,080,000	1,999,088
Taylor Morrison Communities Inc 5.75% 11/15/2032 (d)		2,380,000	2,442,880
			13,690,787
Specialized REITs - 0.3%
Millrose Properties Inc 6.25% 9/15/2032 (d)		2,475,000	2,502,915
Millrose Properties Inc 6.375% 8/1/2030 (d)		4,705,000	4,802,323
			7,305,238
TOTAL REAL ESTATE			66,225,590
Utilities - 3.9%
Electric Utilities - 3.2%
Clearway Energy Operating LLC 3.75% 1/15/2032 (d)		470,000	432,586
Clearway Energy Operating LLC 3.75% 2/15/2031 (d)		4,070,000	3,811,773
Clearway Energy Operating LLC 4.75% 3/15/2028 (d)		955,000	954,327
Clearway Energy Operating LLC 5.75% 1/15/2034 (d)		2,895,000	2,905,554
Edison International 6.25% 3/15/2030		1,683,000	1,766,231
Edison International 7.875% 6/15/2054 (f)		1,605,000	1,671,681
Edison International 8.125% 6/15/2053 (f)		2,629,000	2,720,700
Hawaiian Electric Co Inc 6% 10/1/2033 (d)		2,115,000	2,147,170
NRG Energy Inc 3.625% 2/15/2031 (d)		1,205,000	1,125,713
NRG Energy Inc 5.25% 6/15/2029 (d)		2,615,000	2,622,790
NRG Energy Inc 5.75% 1/15/2034 (d)		6,095,000	6,135,642
NRG Energy Inc 5.75% 7/15/2029 (d)		3,745,000	3,730,877
NRG Energy Inc 6% 1/15/2036 (d)		4,880,000	4,931,001
NRG Energy Inc 6% 2/1/2033 (d)		2,310,000	2,354,324
NRG Energy Inc 6.25% 11/1/2034 (d)		2,680,000	2,751,269
PacifiCorp 7.375% 9/15/2055 (f)		4,657,000	4,782,758
PG&E Corp 5% 7/1/2028		585,000	583,759
PG&E Corp 5.25% 7/1/2030		8,165,000	8,115,524
PG&E Corp 7.375% 3/15/2055 (f)		4,024,000	4,152,965
Vistra Operations Co LLC 5% 7/31/2027 (d)		2,695,000	2,697,257
Vistra Operations Co LLC 5.625% 2/15/2027 (d)		2,630,000	2,631,875
Vistra Operations Co LLC 6.875% 4/15/2032 (d)(k)		2,375,000	2,495,508
Vistra Operations Co LLC 7.75% 10/15/2031 (d)		5,355,000	5,666,238
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (d)(k)		853,000	880,197
XPLR Infrastructure Operating Partners LP 7.75% 4/15/2034 (d)		5,255,000	5,356,663
XPLR Infrastructure Operating Partners LP 8.375% 1/15/2031 (d)(k)		3,255,000	3,419,115
XPLR Infrastructure Operating Partners LP 8.625% 3/15/2033 (d)		3,765,000	3,949,932
			84,793,429
Independent Power and Renewable Electricity Producers - 0.7%
AES Corp/The 6.95% 7/15/2055 (f)		2,693,000	2,632,628
Alpha Generation LLC 6.25% 1/15/2034 (d)		6,170,000	6,210,038
Alpha Generation LLC 6.75% 10/15/2032 (d)		917,000	950,747
Calpine Corp 5.125% 3/15/2028 (d)		1,285,000	1,284,365
Sunnova Energy Corp 5.875% (c)(d)(i)		4,873,000	12,182
Talen Energy Supply LLC 6.25% 2/1/2034 (d)		3,810,000	3,861,282
Talen Energy Supply LLC 6.5% 2/1/2036 (d)		3,810,000	3,906,178
			18,857,420
TOTAL UTILITIES			103,650,849
TOTAL UNITED STATES			1,759,291,929
ZAMBIA - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
First Quantum Minerals Ltd 7.25% 2/15/2034 (d)		1,415,000	1,486,448
First Quantum Minerals Ltd 8% 3/1/2033 (d)		1,775,000	1,904,683
First Quantum Minerals Ltd 8.625% 6/1/2031 (d)		1,720,000	1,803,472
First Quantum Minerals Ltd 9.375% 3/1/2029 (d)		2,913,000	3,055,009

TOTAL ZAMBIA			8,249,612
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $2,058,814,530)			2,086,984,742

Non-Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
UNITED STATES - 0.1%
Information Technology - 0.1%
Software - 0.1%
Strategy Inc 11% (k)(l) (Cost $2,983,626)	31,700	3,137,983

Preferred Securities - 2.2%
	Principal Amount (a)	Value ($)
FRANCE - 0.1%
Financials - 0.1%
Banks - 0.1%
BNP Paribas SA 7.45% (d)(f)(n)	2,915,000	3,095,937
UNITED STATES - 2.1%
Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Energy Transfer LP 6.625% (f)(n)	2,320,000	2,418,319
Energy Transfer LP Series G, 7.125% (f)(k)(n)	9,235,000	9,676,808
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.3716%, 8.2234% (f)(g)(n)	6,980,000	7,091,361
Sunoco LP 7.875% (d)(f)(n)	4,725,000	5,006,684
TOTAL ENERGY		24,193,172
Financials - 0.8%
Banks - 0.5%
Bank of America Corp 6.25% (f)(n)	4,370,000	4,452,560
BW Real Estate Inc 9.5% (d)(f)(n)	2,279,000	2,413,186
Citigroup Inc 6.625% (f)(n)	3,920,000	4,029,623
		10,895,369
Consumer Finance - 0.3%
Ally Financial Inc 4.7% (f)(k)(n)	5,463,000	5,482,785
Ally Financial Inc 4.7% (f)(n)	3,275,000	3,170,907
		8,653,692
Insurance - 0.0%
Alliant Holdings LP 10.5% (c)(f)(n)	860,680	883,746
TOTAL FINANCIALS		20,432,807
Industrials - 0.4%
Trading Companies & Distributors - 0.4%
Air Lease Corp 4.125% (f)(n)	7,991,000	7,960,557
Aircastle Ltd 5.25% (d)(f)(n)	3,135,000	3,193,965
TOTAL INDUSTRIALS		11,154,522
TOTAL UNITED STATES		55,780,501
TOTAL PREFERRED SECURITIES (Cost $53,657,101)		58,876,438

U.S. Treasury Obligations - 2.1%
	Yield (%) (t)	Principal Amount (a)	Value ($)
US Treasury Notes 4% 2/15/2034 (Cost $54,764,011)	3.96 to 4.74	55,799,000	55,336,915

Money Market Funds - 9.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (u)	3.70	48,379,561	48,389,237
Fidelity Securities Lending Cash Central Fund (u)(v)	3.70	193,721,654	193,741,026
TOTAL MONEY MARKET FUNDS (Cost $242,130,263)			242,130,263

TOTAL INVESTMENT IN SECURITIES - 107.0% (Cost $2,790,913,292)	2,863,869,899
NET OTHER ASSETS (LIABILITIES) - (7.0)%	(186,919,547)
NET ASSETS - 100.0%	2,676,950,352

Currency Abbreviations
EUR	-	European Monetary Unit (Euro)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Level 3 security.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,806,107,318 or 67.5% of net assets.

(e)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(f)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(h)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(i)	Non-income producing - Security is in default.
(j)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $301,236 and $287,651, respectively.

(k)	Security or a portion of the security is on loan at period end.
(l)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(m)	Zero coupon bond which is issued at a discount.
(n)	Security is perpetual in nature with no stated maturity date.
(o)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $41,218,021 or 1.5% of net assets.

(p)	Affiliated fund.
(q)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(r)	A portion of the security sold on a delayed delivery basis.
(s)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $4,963,670 or 0.2% of net assets.

(t)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(u)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(v)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Fidelity Private Credit Company LLC	4/15/2022 - 12/31/2025	43,125,530

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	57,883,431	873,257,317	882,755,476	2,286,278	3,965	-	48,389,237	48,379,561	0.1%
Fidelity Securities Lending Cash Central Fund	175,510,260	684,867,336	666,637,174	790,364	604	-	193,741,026	193,721,654	0.6%
Total	233,393,691	1,558,124,653	1,549,392,650	3,076,642	4,569	-	242,130,263

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Private Credit Company LLC	37,756,949	4,160,322	-	4,160,322	-	(699,250)	41,218,021	4,386,949
	37,756,949	4,160,322	-	4,160,322	-	(699,250)	41,218,021

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations, Bank Loan Obligations, Convertible Corporate Bonds, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Company LLC is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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